ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 14, 2017	Dec. 09, 2015	Nov. 19, 2015	Dec. 31, 2017	Jul. 15, 2014	May 05, 2014
State of incorporation				State of Nevada
Date of incorporation				Jan. 30, 2013
Stock Purchase Agreement [Member]
Common stock shares						8,000,000
Released Debt [Member]
Waive and release debt					$ 5,100
Hong Kong [Member]
Acquired shares percentage	100.00%
Description of acquisitions for future investment purpose	Success Events (Hong Kong) Limited holds 60% shares of Shenzhen Internet Media Co., Ltd. and 100% shares of Distribution Network Inc.
Coronet Limited [Member]
Acquired shares percentage		100.00%
Description of acquisitions for future investment purpose		The Company acquired 100% shares of Coronet Limited, Fortunate Yields Limited, Solution Elite Limited, Ultimate Concept Limited, Viva Leader Limited. All these subsidiaries were registered in Republic of Seychelles.
Double Growth Investment Ltd. [Member}
Acquired shares percentage			100.00%
Description of acquisitions for future investment purpose			The Company acquired 100% shares of Double Growth Investment.